SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Cash, Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	[1]
Accounting Policies [Abstract]
Cash and Cash equivalents	$ 8,572	$ 6,997	$ 11,639
Restricted cash included current assets	350
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 8,922	$ 6,997	$ 11,639	$ 9,438

[1]	Reclassified